ORGANIZATION AND BUSINESS (Details) - shares	Aug. 01, 2022	Oct. 29, 2021
Sale of stock
Shares owned (as a percent)	12.50%	88.00%
Minimum
Sale of stock
Number of shares represented for one ADS	(400)
Maximum
Sale of stock
Number of shares represented for one ADS	(5,000)